Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Basic and diluted loss per share	$ (0.41)	$ (0.81)	$ (0.77)	$ (1.49)	$ (2.98)	$ (5.68)
Weighted average number of common shares outstanding	20,233,585	11,081,354	18,977,745	10,465,815	12,652,470	4,812,153
Net revenue related party					$ 80,000	$ 0